SUBSEQUENT EVENTS (Details Narrative)			1 Months Ended	3 Months Ended
	Feb. 28, 2025 USD ($)	Feb. 05, 2025 USD ($) d	Apr. 30, 2025 USD ($) d	Mar. 31, 2025 USD ($) d	Mar. 31, 2024 USD ($)	May 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($)
Subsequent Event [Line Items]
Convertible notes payable					$ 56,000
Trading days | d				10
Initial consideration obtained				$ 92,000
Initial consideration				464,993			$ 379,890
Convertible Notes Payable [Member]
Subsequent Event [Line Items]
Convertible notes payable	$ 56,100	$ 51,000		$ 30,000
Original issue percentage	10.00%	10.00%
Interest rate		10.00%		8.00%
Conversion price ratio		45
Trading days | d		20
Maturity date		Feb. 04, 2025		Sep. 30, 2021
Initial consideration obtained	$ 51,000
Initial Convertible Notes Payable [Member]
Subsequent Event [Line Items]
Convertible notes payable	$ 84,559
Subsequent Event [Member]
Subsequent Event [Line Items]
Convertible notes payable			$ 210,000
Original issue percentage			10.00%			10.00%
Interest rate			10.00%			6.00%
Conversion price ratio			55
Trading days | d			20
Maturity date			Apr. 30, 2026
Initial consideration						$ 510,000
Weighted average price						84.00%
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Warrants purchased | shares						3,631,083
Warrants outstanding term						5 years